Concentrations (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Percentage risk	86.00%
Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Percentage risk		77.00%
Total Revenues [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Percentage risk	42.00%	44.00%
Accounts Payable [Member] | Three Vendors [Member]
Concentration Risk [Line Items]
Percentage risk	62.00%	54.00%
Total Purchases [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Percentage risk	69.00%	66.00%